UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003
                                               --------------------------------

Check here if Amendment [ ]; Amendment Number:
                                               -------------------------
  This Amendment (Check only one.):   [ ]  is a restatement.
                                      [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Jundt Associates, Inc.
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Address:      301 Carlson Parkway, Suite 120
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              Minnetonka, Minnesota 55305


Form 13F File Number:  28- 2786
                          ---------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Marcus E. Jundt
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Title:        Vice Chairman
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Phone:        (952) 541-0677
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Signature, Place, and Date of Signing:

/s/ Marcus E. Jundt         Minneapolis, Minnesota       February 12, 2004
-----------------------    ---------------------------   ----------------------
[Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                                 ------------------------------

Form 13F Information Table Entry Total:          68
                                                 ------------------------------

Form 13F Information Table Value Total:          $ 193,612
                                                 ------------------------------
                                                                     (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                                    FORM 13F INFORMATION TABLE

          COL 1                 COL 2     COL 3      COL 4               COL 5              COL 6    COL 7            COL 8
----------------------------- --------  ---------  ---------    ------------------------    ------   -----      --------------------

                              TITLE OF               VALUE       SHRS OR   SH/     PUT/    INVTMT   OTHER        VOTING AUTHORITY
     NAME OF ISSUER            CLASS      CUSIP    (x$1000)      PRN AMT   PRN     CALL     DISC    MGRS       SOLE    SHARED  NONE
----------------------------  -------   ---------  ---------    ---------  ---     ----    ------   -----      ----    ------  ----
ABBOTT LABS COM                 COM     002824100     3,434        73,700  SH               Sole                 73,700
AFFILIATED COMPUTER CL A        COM     008190100       202         3,700  SH               Sole                  3,700
ALIGN TECHNOLOGY INC COM        COM     016255101       720        43,600  SH               Sole                 43,600
AMGEN INC                       COM     031162100     3,967        64,200  SH               Sole                 64,200
ANGIOTECH PHARMACEUTLS          COM     034918102       482        10,500  SH               Sole                 10,500
AT&T CORP COM WIRLES GRP        COM     00209a106     6,781       848,700  SH               Sole                848,700
ATS MED INC COM                 COM     002083103       242        59,700  SH               Sole                 59,700
BED BATH & BEYOND INC           COM     075896100       568        13,100  SH               Sole                 13,100
BIOGEN IDEC INC                 COM     09062X103       734        20,000  SH               Sole                 20,000
BIOSPHERE MEDICAL INC COM       COM     09066V103       354        89,600  SH               Sole                 89,600
BOSTON SCIENTIFIC CORP COM      COM     101137107     2,353        64,000  SH               Sole                 64,000
CALIFORNIA AMPLIFIER COM        COM     129900106     1,266        90,000  SH               Sole                 90,000
CHARTER COMMUNCTNS DEL CL A     COM     16117m107    16,710     4,156,800  SH               Sole              4,156,800
CHEESECAKE FACTORY              COM     163072101     1,304        29,600  SH               Sole                 29,600
CIRRUS LOGIC INC COM            COM     172755100     1,708       222,100  SH               Sole                222,100
CLEAR CHANNEL COMMUN COM        COM     184502102     3,985        85,100  SH               Sole                 85,100
COMCAST CORP CL A SPL           COM     20030N200    10,191       325,700  SH               Sole                325,700
COSTCO WHSL CORP NEW COM        COM     22160k105       903        24,276  SH               Sole                 24,276
COX COMMUNICATIONS NEW CL A     COM     224044107     5,708       165,700  SH               Sole                165,700
DOT HILL SYS CORP COM           COM     25848T109       638        42,100  SH               Sole                 42,100
ENCORE ACQUISITION CO COM       COM     29255W100     1,136        46,100  SH               Sole                 46,100
ENTRAVISION COMMUNCTNS CL A     COM     29382R107     1,146       103,200  SH               Sole                103,200
ENTREMED INC COM                COM     29382F103     1,463       440,600  SH               Sole                440,600
ESS TECHNOLOGY                  COM     269151106       218        12,800  SH               Sole                 12,800
EXELIXIS                        COM     30161Q104     1,151       163,300  SH               Sole                163,300
EXULT INC DEL COM               COM     302284104       503        70,000  SH               Sole                 70,000
FAMOUS DAVES AMER INC           COM     307068106     1,577       339,100  SH               Sole                339,100
FOREST LABS INC COM             COM     345838106     1,545        25,000  SH               Sole                 25,000
GERON CORP                      COM     374163103       125        12,500  SH               Sole                 12,500
HOME DEPOT INC                  COM     437076102       508        14,300  SH               Sole                 14,300
HUGHES ELECTRONICS COR COM      COM     444418107     2,798       169,085  SH               Sole                169,085
I2 TECHNOLOGIES INC             COM     465754109       564       340,000  SH               Sole                340,000
IMMERSION CORP                  COM     452521107     9,842     1,654,085  SH               Sole              1,654,085
INSIGHT COMMUNICATIONS CL A     COM     45768V108       155        15,000  SH               Sole                 15,000


          COL 1                 COL 2     COL 3      COL 4               COL 5              COL 6    COL 7            COL 8
----------------------------- --------  ---------  ---------    ------------------------    ------   -----      --------------------

                              TITLE OF               VALUE       SHRS OR   SH/     PUT/    INVTMT   OTHER        VOTING AUTHORITY
     NAME OF ISSUER            CLASS      CUSIP    (x$1000)      PRN AMT   PRN     CALL     DISC    MGRS       SOLE    SHARED  NONE
----------------------------  -------   ---------  ---------    ---------  ---     ----    ------   -----      ----    ------  ----
INTEL CORP COM                  COM     458140100     2,170        67,700  SH               Sole                 67,700
INTERACTIVECORP                 COM     45840Q101       601        17,700  SH               Sole                 17,700
INTUIT COM                      COM     461202103     1,269        24,000  SH               Sole                 24,000
INTUITIVE SURGICAL INC COM      COM     46120E602     1,565        91,550  SH               Sole                 91,550
JOHNSON & JOHNSON COM           COM     478160104    11,283       218,400  SH               Sole                218,400
KOHLS CORP COM                  COM     500255104     2,557        56,900  SH               Sole                 56,900
MEDIACOM COMMUNICATION CL A     COM     58446K105     2,670       308,700  SH               Sole                308,700
MEDICINES CO                    COM     584688105     1,750        59,400  SH               Sole                 59,400
MEDTRONIC                       COM     585055106     1,079        22,200  SH               Sole                 22,200
MICROSOFT CORP                  COM     594918104       285        10,400  SH               Sole                 10,400
NABORS INDS INC COM             COM     G6359F103     2,067        49,800  SH               Sole                 49,800
NETEASE COM INC SPONSORED ADR   COM     64110W102       602        16,300  SH               Sole                 16,300
NEXTEL COMMUNICATIONS CL A      COM     65332v103     2,245        80,000  SH               Sole                 80,000
NEXTEL PARTNERS INC CL A        COM     65333F107     5,790       430,500  SH               Sole                430,500
NOBLE CORPORATION SHS           COM     G65422100     1,939        54,200  SH               Sole                 54,200
OPENTV CORP CL A                COM     G67543101       302        90,500  SH               Sole                 90,500
PAXSON COMMUNICATIONS           COM     704231109       534       138,700  SH               Sole                138,700
PLUMTREE SOFTWARE               COM     72940Q104       292        62,200  SH               Sole                 62,200
RED ROBIN GOURMET BURG COM      COM     75689M101       667        21,900  SH               Sole                 21,900
SCHLUMBERGER LTD COM            COM     806857108     2,856        52,200  SH               Sole                 52,200
SIEBEL SYS INC                  COM     826170102       139        10,000  SH               Sole                 10,000
SPANISH BROADCASTING CL A       COM     846425882     1,111       105,300  SH               Sole                105,300
SPINNAKER EXPL                  COM     84855W109       484        15,000  SH               Sole                 15,000
SPRINT CORP PCS COM SER 1       COM     852061506       628       111,700  SH               Sole                111,700
TELIK INC COM                   COM     87959M109       345        15,000  SH               Sole                 15,000
TIVO                            COM     888706108       303        41,000  SH               Sole                 41,000
WAL MART STORES                 COM     931142103     1,724        32,500  SH               Sole                 32,500
WALT DISNEY COMPANY             COM     254687106     3,530       151,300  SH               Sole                151,300
WYETH COM                       COM     983024100     9,233       217,500  SH               Sole                217,500
XM SATELLITE RADIO HLD CL A     COM     983759101    44,130     1,678,600  SH               Sole              1,678,600
XOMA LTD ORD                    COM     G9825R107     2,466       373,600  SH               Sole                373,600
ZIMMER HLDGS INC COM            COM     98956P102     1,204        17,100  SH               Sole                 17,100
FLAMEL TECHNOLOGIES SPONSORED   ADR     338488109       241         9,000  SH               Sole                  9,000
NEWS CORP LTD SP ADR PFD        ADR     652487802       572        18,908  SH               Sole                 18,908

                                                    FORM 13F INFORMATION TABLE

          COL 1                 COL 2     COL 3      COL 4               COL 5              COL 6    COL 7            COL 8
----------------------------- --------  ---------  ---------    ------------------------    ------   -----      --------------------

                              TITLE OF               VALUE       SHRS OR   SH/     PUT/    INVTMT   OTHER        VOTING AUTHORITY
     NAME OF ISSUER            CLASS      CUSIP    (x$1000)      PRN AMT   PRN     CALL     DISC    MGRS       SOLE    SHARED  NONE
----------------------------  -------   ---------  ---------    ---------  ---     ----    ------   -----      ----    ------  ----

Totals                                             $193.612    14,507,004                                    14,507,004